Prepayment for Cip Project	6 Months Ended
Mar. 31, 2022
Prepayment For Construction In Progress Abstract
PREPAYMENT FOR CIP PROJECT

NOTE 10 — PREPAYMENT FOR CIP PROJECT

CIP represents direct costs of construction incurred for the Company’s manufacturing facilities. On June 25, 2021, the Company signed a construction sub-contract with sub-contractor Jiangxi Chenyuan Construction Project Co., Ltd. (“Chenyuan”), pursuant to which, Chenyuan will help the Company construct four manufacturing plant buildings and an office building with a total estimated budget of RMB165 million (approximately $26.0 million). The construction work started on August 8, 2021, with an originally estimated completion date on August 7, 2023. Due to resurgence of the COVID-19 pandemic, which resulted in the implementation of significant governmental measures, including lockdowns, closures, quarantines and travel bans, the construction work is estimated to be completed in December 2024. As of March 31, 2022, the Company had made a prepayment of approximately RMB69.2 million (approximately $10.9 million) to Chenyuan for land improvement, building foundation and the construction of the main body of the manufacturing plants.

As of March 31, 2022, $450,056 (approximately RMB2.9 million) of the prepayment for the CIP project had been used for construction work, and the amount was recorded as construction in progress which was included in property, plant and equipment in the consolidated balance sheets. As of March 31, 2022, the $10.4 million prepayment to Chenyuan was recorded as a prepayment for CIP project on the balance sheets.

As of March 31, 2022, future additional capital expenditure on this CIP project is estimated to be approximately RMB95.8 million (equivalent to $15.1 million), among which approximately $3.9 million is required for the next 12 months. The Company currently plans to support its ongoing CIP project construction through cash flows from operations, proceeds received from the IPO, and borrowings from PRC banks in the future and use such bank borrowings to support the CIP project, if necessary. The construction of the four manufacturing plant buildings and the office building is expected to be fully completed and put into use by December 2024 and December 2025, respectively.

As of March 31, 2022, future minimum capital expenditures on the Company’s CIP project are estimated as follows:

Fiscal Years ending September 30,	Capital Expenditure on CIP

2023	$3,772,125
2024	8,298,675
2025	2,263,275
2026	754,425
Total	$15,088,500